Subsequent Events	9 Months Ended
Oct. 31, 2021
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS
17.	SUBSEQUENT EVENTS

The Company entered into (i) a loan agreement with Ekidos dated November 21, 2021, whereby the Company loaned to Ekidos $490,000, (ii) a loan agreement with Ekidos dated December 8, 2021, in the amount of $490,000, (iii) the loan agreement with Ekidos dated December 22, 2021, in the amount of $490,000, and (vi) the loan agreement with Ekidos dated December 29, 2021, in the amount of $490,000. These loans are interest free and repayable on March 31, 2022.

On November 21, 2021, the Company completed the second tranche of a private placement for 2,106,000 common shares at a price of $CDN 1.00 per common share for gross proceeds of $CDN 2,106,000 ($1,670,756).

On December 20, 2021, the Company completed the third and final tranche of a private placement for 1,520,000 common shares at a price of $CDN 1.00 per common share for gross proceeds of $CDN 1,520,000 ($1,186,388).

On February 3, 2022, Ekidos became a wholly-owned subsidiary of the Company.